Note 14 - Parent Company Financial Statements - Condensed Statements of Income and Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Income before income taxes and equity in undistributed net income of subsidiary	$ 1,185	$ 1,088	$ 5,393	$ 3,409	$ 4,730	$ 3,635
Income tax benefit	150	175	836	910	1,149	641
Net income	1,035	913	4,557	2,499	3,581	2,994
Comprehensive income	$ 2,570	$ (522)	$ 6,356	$ 692	1,487	1,050
Parent Company [Member]
Cash dividends from Bank subsidiary					1,400	1,065
Other income					39	51
Other expense					222	213
Income before income taxes and equity in undistributed net income of subsidiary					1,217	903
Income tax benefit					(52)	(53)
Income before equity in undistributed net income of Bank subsidiary					1,269	956
Equity in undistributed net income of subsidiary					2,312	2,038
Net income					3,581	2,994
Comprehensive income					$ 1,487	$ 1,050